Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 10 - Share-based Payment Arrangements

A.	On August 15, 2017, the Company’s Board of Directors approved grants of 348 thousand RSUs and 580 thousand options. The RSUs and/or options have a vesting period of 3 years from the commencement of the service provider’s engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to NIS 0.3297 per one ordinary share. 580 thousand options and 174 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 32 thousand and USD 31 thousand, respectively.

In addition, on August 15, 2017, the Company’s Board of Directors approved grants of 836 thousand RSUs and 320 thousand options. The RSUs have a vesting period of 3 years from November 25, 2015, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equal to NIS 0.7884 per one ordinary share and shall have a vesting period of 3 years from May 22, 2016. The exercise period is 7 years from the date of the grant. 160 thousand options and 558 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 76 thousand and USD 15 thousand, respectively.

In June 2017, the Company’s board of directors decided to amend the Company’s 2016 Equity-Based Incentive Plan (the “Plan”) to increase the number of Ordinary Shares available for issuance thereunder by an additional 38,000,000 Ordinary Shares. No other amendments were made to the Plan.

On August 1, 2017, the Company’s board of directors approved grants of 12,161 thousand RSUs and 8,790 thousand options. The options have an exercise price equals to NIS 0.3297 per one ordinary share. The RSUs and/or options have a vesting period of 3 years from the commencement of the Officer’s or Director’s engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. 438 thousand RSUs and 396 thousand options were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 1,326 thousand and USD 592 thousand, respectively.

In June 2016, the Company’s shareholders approved the grant of options to the chairman of the board of directors in order to maintain a number of options reflecting a certain percentage of holdings in the Company, subject to certain conditions as determined by the board of directors. Accordingly, an additional 2,468,759 options were granted. The fair value of these options at the date of the grant was measured at USD 680 thousand.

In May 2016 and June 2016, the Company granted 7,281,370 options to the chairman of board of directors, chief executive officer, chief financial officer, senior employees and a service provider. Each option may be exercised into one ordinary share, at an exercise price of NIS 0.7884 ($0.205) per share over a vesting period of 3 years. The exercise period is 8 years from date of issuance provided, however that with respect to 5,957,485 thousand of the options granted to directors of the Company, no options were exercisable prior to the Company’s adoption of a revised compensation policy in accordance with the Companies Law. In July 2017 a revised compensation policy was adopted.

In February 2015, the Company’s board of directors decided to grant 44,786 options to two consultants in return for their services. The options were exercisable into 44,786 shares for an exercise price of NIS 4.00 for a period of 24 months. The options vested immediately on the grant date, May 14, 2015. The fair value of these options at the date of granting was measured at USD 31 thousand. During 2017 these options expired.

The fair value of these options and RSUs at the dates of grants was measured at USD 2,071 thousand during the year ended December 31, 2017. The Company recorded an expense of USD 2,196 thousand, of which USD 1,905 thousand are to key management personnel.

C.	The number and weighted average exercise prices (in NIS) of share options are as follows:

	Weighted average exercise price			Number of options
	2017	2016	2015	2017	2016	2015
Outstanding at January 1	0.83	0.81	0.78	10,394,915	3,510,729	3,872,359
Expired during the year	4	0.81	0.80	44,786	2,865,943	406,416
Granted during the year	0.33	0.79	4.00	9,690,299	9,750,129	44,786
Outstanding at December 31	0.36	0.83	0.81	20,040,428	10,394,915	3,510,729
Exercisable at December 31	0.32	0.96	0.83	14,177,578	2,269,808	3,285,729

The options outstanding at December 31, 2017 had an exercise price in the range of NIS 0.33 – NIS 1.20 (2016 - NIS 0.79 – NIS 4), and weighted average contractual life of 7.2 years (2016 – 7.7 years).

D.	The number of RSUs are as follows:

Number of RSUs 2017
Outstanding at January 1	-
Granted during the year	13,345,205
Vested during the year	(9,930,671)
Outstanding at December 31	3,414,534

E.	Options to service providers were measured at the fair value of the service, when available. The fair value of the Company’s share options granted to employees, directors and service providers, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making some adjustments to reflect the specific terms of the options based on the expected duration.

The following assumptions were used:

	2017	2016

Share Price - NIS	0.326-0.388	0.21-0.26
Option price - USD	0.164-0.191	1.07-1.42
Expected volatility (%)	80.65-80.91	-
Expected duration (years)	6.77-6.97	4-8
Dividend yield (%)	-	-
Risk free rate interest rate (%)	1.36-1.39	N/A

F.	Expenses recognized in the financial statements:

	For the year ended December 31
	2017	2016	2015
	USD thousands
Total share-based expense recognized	2,308	400	59